Average headcount and number of offices (Tables)	6 Months Ended
Jun. 30, 2019
Average headcount and number of offices
Schedule of average number of employees

	Bank		Group
Average headcount	06-30-2019	06-30-2018	06-30-2019	06-30-2018

Men	16,240	11,585	91,609	91,051
Women	13,739	9,906	110,789	110,833
	29,979	21,491	202,398	201,884

Number Of Offices [Table Text Block]

	Group
Number of branches	06-30-2019	12-31-2018

Spain	4,296	4,427
Foreign	8,785	8,790
	13,081	13,217